Provisions	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Provisions

21.	Provisions
Provisions consisted of the following:

	At December 31,
	2025			2024
(€ million)	Current	Non-current	Total	Current	Non-current	Total
Product warranty and recall campaigns	4,562	9,562	14,124	3,737	5,571	9,308
Sales incentives	5,321	—	5,321	6,343	—	6,343
Restructuring	637	405	1,042	1,035	544	1,579
Legal proceedings and disputes	379	601	980	457	618	1,075
Commercial risks	2,779	6,002	8,781	1,910	1,208	3,118
Other risks	639	2,026	2,665	738	919	1,657
Total Provisions	14,317	18,596	32,913	14,220	8,860	23,080
Changes in Provisions were as follows:

(€ million)	At January 1, 2025	Additional provisions	Settlements	Unused amounts	Translation differences	Transfer to Liabilities held for sale	Change in scope	Other	At December 31, 2025
Product warranty and recall campaigns	9,308	11,645	(6,264)	—	(717)	—	1	151	14,124
Sales incentives	6,343	10,362	(10,954)	(23)	(411)	—	(34)	38	5,321
Restructuring costs	1,579	1,115	(1,381)	(261)	(38)	—	(4)	32	1,042
Legal proceedings and disputes	1,075	242	(252)	(59)	(33)	—	—	7	980
Commercial risks	3,118	8,674	(2,255)	(733)	(348)	—	—	325	8,781
Other risks	1,657	1,946	(412)	(231)	(54)	—	3	(244)	2,665
Total Provisions	23,080	33,984	(21,518)	(1,307)	(1,601)	—	(34)	309	32,913

(€ million)	At January 1, 2024	Additional provisions	Settlements	Unused amounts	Translation differences	Transfer to Liabilities held for sale	Change in scope	Other	At December 31, 2024
Product warranty and recall campaigns	8,984	6,332	(6,209)	(133)	265	(38)	(21)	128	9,308
Sales incentives	6,031	10,229	(10,110)	(4)	214	(21)	—	4	6,343
Restructuring costs	1,300	1,706	(1,284)	(172)	25	—	(2)	6	1,579
Legal proceedings and disputes	1,090	368	(252)	(71)	(65)	—	(6)	11	1,075
Commercial risks	2,723	1,964	(1,680)	(41)	155	—	(3)	—	3,118
Other risks	1,340	833	(427)	(161)	21	—	4	47	1,657
Total Provisions	21,468	21,432	(19,962)	(582)	615	(59)	(28)	196	23,080
Product warranty and recall campaigns
The estimated future costs of actions are principally based on assumptions regarding the lifetime warranty costs of each vehicle line and each model year of that vehicle line, as well as historical claims experience for the vehicles. In addition, the number and magnitude of additional service actions expected to be approved and policies related to additional service actions are taken into consideration.
The cash outflow for the non-current portion of the Product warranty and recall campaigns provision is primarily expected within a period through 2029.
During the year ended December 31, 2025, the Company experienced increased volatility in warranty expenditures, particularly in North America and Enlarged Europe, driven by factors including cost inflation, quality issues associated with new powertrains and platforms, and the impact of prior operational decisions.
The previously applied model for estimating future warranty expenditures was assessed to be insufficiently responsive to rapid changes in experience. Accordingly, during 2025 the Company implemented an updated actuarial model incorporating refined trend development, inflation assumptions and correlations, resulting in greater responsiveness to recent warranty experience. This change represents a change in accounting estimate.
As a result of this change in estimate, the Company recognized charges of €5.4 billion, (of which €4.1 billion was excluded from AOI and related to shipments prior to 2025) within Cost of revenues, comprising €4.2 billion (of which €3.3 billion was excluded from AOI) in North America and €1.2 billion (of which €0.9 billion was excluded from AOI) in Enlarged Europe.
Sales incentives
As described within Note 2, Basis of preparation - Critical judgments and use of estimates, the Company recorded the estimated cost of sales incentive programs offered to dealers and consumers as a reduction to revenue at the time of sale of the vehicle to the dealer.
Restructuring costs
During the years ended December 31, 2025 and 2024, the Company recognized total net provisions of
€913 million and €1,617 million, respectively, primarily related to workforce reductions in Enlarged Europe and for 2024, also in North America (refer to Note 30, Segment reporting for additional information).
Legal proceedings and disputes
As described within Note 2, Basis of preparation - Critical judgments and use of estimates, a provision for legal proceedings was recognized when it was deemed probable that the proceedings would result in an outflow of resources and when the amount could be reasonably estimated. As the ultimate outcome of pending litigation was uncertain, the timing of cash outflows for the legal proceedings and disputes provision was also uncertain.
Commercial risks
Commercial risks arose in connection with the sale of products and services, such as onerous maintenance contracts, and as a result of certain regulatory emission requirements. For items such as onerous maintenance contracts, a provision was recognized when the expected costs to complete the services under these contracts exceeded the revenues expected to be realized. A provision for costs related to regulatory emission requirements was recognized at the time vehicles were sold based on the estimated cost to settle the obligation, measured as the sum of the cost of regulatory credits previously purchased plus the amount, if any, of the fine expected to be paid in cash. Commercial risks also include provisions for disputes with suppliers related to supply contract or other matters that were not subject to legal proceedings. Effective 2025, these balances were reclassified from other risks to commercial risks. The cash outflow for the non-current portion of the Commercial risks provision was primarily expected within a period through 2029.
The increase of €5,663 million in commercial risks is mainly related to: (i) provisions recognized for disputes with suppliers resulting from the product plan realignments and program cancellations (refer to Note 2, Basis of preparation - Strategic plan undergoing reassessment) offset by (ii) a decrease in the net amount of €844 million related to the provision for CAFE, refer to Note 10, Other intangible assets for additional information.
Other risks
Other risks include, among other items: provisions for product liabilities arising from personal injuries including wrongful death and potential exemplary or punitive damages alleged to be the result of product defects, disputes with other parties relating to contracts or other matters not subject to legal proceedings and management's best estimate of the Company’s probable environmental obligations, which also included costs related to claims on environmental matters. The cash outflow for the non-current portion of the Other risks provision is primarily expected within a period through 2029.